Fair Value Measurement - Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis (Details)	12 Months Ended
Dec. 31, 2024
Supermercados Disco del Uruguay S.A. [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	The Put option value is defined as the greater of (i) the fixed price of the contract in US dollars updated at 5% per year, (ii) a multiple of EBITDA minus the net debt of Grupo Disco Uruguay S.A., or (iii) a multiple of the net income of Grupo Disco Uruguay S.A.
Ebitda of Supermercados Disco del Uruguay S.A. [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	On December 31 2024, the value of the put option is recognized based on Times Average Net Result.
Net Financial Debt of Supermercados Disco del Uruguay S.A. [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	Grupo Disco Uruguay S.A.’s Ebitda should increase by approx. 28.45% to arrive at a value greater than the recognized value.
Fixed Contract Price [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	The Fixed contract price should increase by approx. 2.38% to reach a value greater than the recognized value.
US Dollar-Uruguayan Peso Exchange Rate [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	An exchange rate appreciation of 15% would increase the value of the put option by $52,616.
Put option [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	Total shares Supermercados Disco del Uruguay S.A.
Range (weighted average)	232,710,093
Put option [Member] | Supermercados Disco del Uruguay S.A. [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	Net income of Supermercados Disco del Uruguay S.A. at December 31, 2024.
Range (weighted average)	188,763
Put option [Member] | Ebitda of Supermercados Disco del Uruguay S.A. [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	Ebitda of Supermercados Disco del Uruguay S.A., consolidated Over 12 months
Range (weighted average)	274,511
Put option [Member] | Net Financial Debt of Supermercados Disco del Uruguay S.A. [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	Net financial debt of Supermercados Disco del Uruguay S.A., consolidated over 6 months
Range (weighted average)	(189,837)
Put option [Member] | Fixed Contract Price [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	Fixed contract price
Range (weighted average)	350,776
Put option [Member] | US Dollar-Uruguayan Peso Exchange Rate [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	US Dollar-Uruguayan peso exchange rate on the date of valuation
Range (weighted average)	43.67
Put option [Member] | US Dollar-Colombian Peso Exchange Rate [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	US Dollar-Colombian peso exchange rate on the date of valuation
Range (weighted average)	4,409.15